Schedule of Relevant Tax Laws and Regulations (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income (loss) before provision for income taxes	$ (24,651)	$ (33,313)	$ 210,917
SINGAPORE
Income (loss) before provision for income taxes	(24,651)	(33,313)	210,917
Foreign [Member]
Income (loss) before provision for income taxes